Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Additional information on operating expenses by nature
10. Additional information on operating expenses by nature
Depreciation, amortization and impairment charges are included in the following line items of the 2023 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 085	74	44	-
Distribution expenses	139	12	351	-
Sales and marketing expenses	291	260	274	-
Administrative expenses	313	375	137	-
Other operating expenses	5	25	-	-
Exceptional items	-	6	-	20
Depreciation, amortization and impairment	3 833	752	806	20
Depreciation, amortization and impairment charges are included in the following line items of the 2022 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 008	78	36	-
Distribution expenses	162	13	233	-
Sales and marketing expenses	298	152	236	-
Administrative expenses	299	416	124	-
Other operating expenses	19	-	-	-
Exceptional items	-	-	-	4
Depreciation, amortization and impairment	3 786	659	629	4
Depreciation, amortization and impairment charges are included in the following line items of the 2021 consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	2 782	91	39	-
Distribution expenses	136	10	176	-
Sales and marketing expenses	319	223	249	-
Administrative expenses	306	327	110	-
Other operating expenses	3	-	-	-
Exceptional items	-	-	-	281
Depreciation, amortization and impairment	3 546	651	574	281